Other gains - net (Tables)	12 Months Ended
Dec. 31, 2021
Other gains - net [abstract]
Other gains - net

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Net gains /(losses) on disposal of property, plant and equipment and other long-term assets	158,551	(1,212)	48,671
Gains from structured deposits (note a)	85,444	114,283	97,921
Net losses on foreign exchange option contracts	(12,315)	(376)	(151)
Net gains on commodity swaps contracts not qualified for hedging accounting	—	—	18,997
Losses from disposal of a subsidiary	(60,951)	—	—

Impairment losses for investment in an associate	—	—	(28,392)
Net foreign exchange gains / (losses)	2,648	12,248	(1,861)
Losses on sale of FVOCI	(19,513)	(9,513)	(4,685)
Net losses on disposal of inventory	—	—	(19)

	153,864	115,430	130,481